Consolidated Statements of Cash Flows (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ (113,912)	$ (215,277)
Adjustments to reconcile net income to net cash used in operating activities:
Stock based compensation and equity plan amortization	126,973	221,047
Depreciation and amortization	89,333	89,590
Losses (gains) on mortgage-backed securities	1,230,829	342,624
Gains on retained interests in securitizations	(4,204,994)	(3,891,631)
Changes in operating assets and liabilities
Accrued interest receivable	237,178	34,025
Prepaid expenses and other assets, net	978,154	1,204,684
Accrued interest payable	14,985	(49,326)
Accounts payable, accrued expenses and other	(657,325)	(935,891)
NET CASH USED IN OPERATING ACTIVITIES	(2,298,779)	(3,200,155)
From mortgage-backed securities investments
Purchases	(177,679,884)	(46,317,169)
Sales	127,708,846	73,326,473
Principal repayments	14,158,821	19,582,841
Payments received on retained interests in securitizations	3,385,778	2,876,916
Decrease in restricted cash	152,031	1,801,317
Purchases of property and equipment	(9,924)	(108,528)
NET CASH (USED IN) PROVIDED BY INVESTING ACTIVITIES	(32,284,332)	51,161,850
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from repurchase agreements	662,456,590	317,815,006
Principal payments on repurchase agreements	(624,863,487)	(364,010,848)
Dividends paid in cash	0	(669,077)
Stock repurchases	0	(596)
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	37,593,103	(46,865,515)
NET INCREASE IN CASH AND CASH EQUIVALENTS	3,009,992	1,096,180
CASH AND CASH EQUIVALENTS, beginning of the period	4,300,785	2,830,584
CASH AND CASH EQUIVALENTS, end of the period	7,310,777	3,926,764
Cash paid during the period for:
Interest	1,062,221	1,010,527
Income Taxes		$ 17,706